SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 - SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after December 31, 2024 through the date of the consolidated financial statements were available to be issued and concluded that there were no other material subsequent events.